                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-1704

                      (Investment Company Act File Number)

                      Federated American Leaders Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/06
                                     -------

               Date of Reporting Period: Six months ended 9/30/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.

Established 1969

36TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2005

Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$24.46		$23.56		$17.23		$23.41		$23.68		$24.74
Income From Investment Operations:
Net investment income	0.13		0.26		0.24		0.23		0.17		0.25
Net realized and unrealized gain (loss) on investments	0.89		0.98		6.33		(6.19)		(0.06)		(0.28)
TOTAL FROM INVESTMENT OPERATIONS	1.02		1.24		6.57		(5.96)		0.11		(0.03)
Less Distributions:
Distributions from net investment income	(0.13)		(0.34)		(0.24)		(0.22)		(0.14)		(0.24)
Distributions from net realized gain on investments	--		--		--		--		(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.13)		(0.34)		(0.24)		(0.22)		(0.38)		(1.03)
Net Asset Value, End of Period	$25.35		$24.46		$23.56		$17.23		$23.41		$23.68
Total Return [1]	4.18%		5.29	% [2]	38.28%		(25.50)%		0.42%		(0.17)%

Ratios to Average Net Assets:
Net expenses	1.16	% [3,4]	1.16	% [4]	1.21	% [4]	1.18	% [4]	1.12%		1.16%
Net investment income	1.00	% [3]	1.11%		1.12%		1.13%		0.73%		1.04%
Expense waiver/reimbursement [5]	0.01	% [3]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,576,188		$1,577,454		$1,562,277		$1,139,851		$1,626,954		$1,648,584
Portfolio turnover	24%		58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.
(See Notes to Financial Statements, Note 5.)

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended September 30, 2005 and the years ended March 31, 2005, 2004, and 2003 are 1.13%, 1.16%, 1.19%, and 1.17%, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$24.52		$23.61		$17.22		$23.28		$23.59		$24.67
Income From Investment Operations:
Net investment income (loss)	0.04		0.11		0.09		0.07		(0.01)		0.07
Net realized and unrealized gain (loss) on investments	0.88		0.96		6.31		(6.13)		(0.06)		(0.28)
TOTAL FROM INVESTMENT OPERATIONS	0.92		1.07		6.40		(6.06)		(0.07)		(0.21)
Less Distributions:
Distributions from net investment income	(0.03)		(0.16)		(0.01)		--		--		(0.08)
Distributions from net realized gain on investments	--		--		--		--		(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.03)		(0.16)		(0.01)		--		(0.24)		(0.87)
Net Asset Value, End of Period	$25.41		$24.52		$23.61		$17.22		$23.28		$23.59
Total Return [1]	3.76%		4.52	% [2]	37.19%		(26.03)%		(0.36)%		(0.90)%

Ratios to Average Net Assets:
Net expenses	1.93	% [3,4]	1.92	% [4]	1.96	% [4]	1.93	% [4]	1.87%		1.91%
Net investment income (loss)	0.23	% [3]	0.34%		0.38%		0.38%		(0.02)%		0.31%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$692,721		$798,138		$991,586		$850,023		$1,421,563		$1,510,064
Portfolio turnover	24%		58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.
(See Notes to Financial Statements, Note 5.)

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended September 30, 2005 and the years ended March 31, 2005, 2004, and 2003 are 1.91%, 1.92%, 1.94%, and 1.92%, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$24.53		$23.63		$17.22		$23.29		$23.60		$24.68
Income From Investment Operations:
Net investment income (loss)	0.03		0.09		0.09		0.07		(0.01)		0.07
Net realized and unrealized gain (loss) on investments	0.90		0.97		6.33		(6.14)		(0.06)		(0.27)
TOTAL FROM INVESTMENT OPERATIONS	0.93		1.06		6.42		(6.07)		(0.07)		(0.20)
Less Distributions:
Distributions from net investment income	(0.04)		(0.16)		(0.01)		--		--		(0.09)
Distributions from net realized gain on investments	--		--		--		--		(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.04)		(0.16)		(0.01)		--		(0.24)		(0.88)
Net Asset Value, End of Period	$25.42		$24.53		$23.63		$17.22		$23.29		$23.60
Total Return [1]	3.77%		4.48	% [2]	37.26%		(26.06)%		(0.36)%		(0.88)%

Ratios to Average Net Assets:
Net expenses	1.92	% [3,4]	1.93	% [4]	1.96	% [4]	1.93	% [4]	1.87%		1.91%
Net investment income (loss)	0.24	% [3]	0.33%		0.37%		0.38%		(0.02)%		0.29%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$118,654		$121,085		$126,806		$105,820		$168,012		$176,693
Portfolio turnover	24%		58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return.
(See Notes to Financial Statements, Note 5.)

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio for the six months ended September 30, 2005 and the years ended March 31, 2005, 2004, and 2003 are 1.90%, 1.93%, 1.94%, and 1.92%, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$24.42		$23.53		$17.21		$23.37		$23.65		$24.71
Income From Investment Operations:
Net investment income	0.13		0.28		0.25		0.25		0.18		0.27
Net realized and unrealized gain (loss) on investments	0.89		0.95		6.31		(6.19)		(0.08)		(0.30)
TOTAL FROM INVESTMENT OPERATIONS	1.02		1.23		6.56		(5.94)		0.10		(0.03)
Less Distributions:
Distributions from net investment income	(0.13)		(0.34)		(0.24)		(0.22)		(0.14)		(0.24)
Distributions from net realized gain on investments	--		--		--		--		(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.13)		(0.34)		(0.24)		(0.22)		(0.38)		(1.03)
Net Asset Value, End of Period	$25.31		$24.42		$23.53		$17.21		$23.37		$23.65
Total Return [1]	4.20%		5.27	% [2]	38.29%		(25.46)%		0.37%		(0.17)%

Ratios to Average Net Assets:
Net expenses	1.14	% [3,4]	1.16	% [4]	1.19	% [4]	1.18	% [4]	1.12%		1.16%
Net investment income	1.02	% [3]	1.11%		1.15%		1.13%		0.73%		1.07%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$63,278		$66,364		$71,908		$57,804		$95,918		$104,302
Portfolio turnover	24%		58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.05% on total return.
(See Notes to Financial Statements, Note 5.)

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio for the six months ended September 30, 2005 and the years ended March 31, 2005, 2004, and 2003 are 1.12%, 1.15%, 1.17%, and 1.17%, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2005		Year Ended 3/31/2005		Period Ended 3/31/2004	[1]
Net Asset Value, Beginning of Period	$24.46		$23.57		$17.74
Income From Investment Operations:
Net investment income	0.08		0.17		0.13
Net realized and unrealized gain on investments	0.89		0.95		5.85
TOTAL FROM INVESTMENT OPERATIONS	0.97		1.12		5.98
Less Distributions:
Distributions from net investment income	(0.08)		(0.23)		(0.15)
Net Asset Value, End of Period	$25.35		$24.46		$23.57
Total Return [2]	3.95%		4.78	% [3]	33.76%

Ratios to Average Net Assets:
Net expenses	1.62	% [4,5]	1.63	% [5]	1.66	% [4,5]
Net investment income	0.54	% [4]	0.64%		0.54	% [4]
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]	0.00	% [4,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,824		$18,095		$3,082
Portfolio turnover	24%		58%		29	% [8]

1 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return. (See Notes to Financial Statements, Note 5.)

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio for the six months ended September 30, 2005, the year ended March 31, 2005 and the period ended March 31, 2004 are 1.60%, 1.63%, and 1.64%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2005	Ending Account Value 9/30/2005	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$1,041.80	$5.94
Class B	$1,000	$1,037.60	$9.86
Class C	$1,000	$1,037.70	$9.81
Class F	$1,000	$1,042.00	$5.84
Class K	$1,000	$1,039.50	$8.28
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,019.25	$5.87
Class B	$1,000	$1,015.39	$9.75
Class C	$1,000	$1,015.44	$9.70
Class F	$1,000	$1,019.35	$5.77
Class K	$1,000	$1,016.95	$8.19

1 Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A	1.16%
Class B	1.93%
Class C	1.92%
Class F	1.14%
Class K	1.62%

Portfolio of Investments Summary Table

At September 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	34.5%
Consumer Discretionary	14.6%
Energy	11.1%
Consumer Staples	8.9%
Telecommunication Services	7.4%
Health Care	7.3%
Industrials	7.2%
Information Technology	6.2%
Materials	1.5%
Securities Lending Collateral [2]	0.4%
Cash Equivalents [3]	1.4%
Other Assets and Liabilities--Net [4]	(0.5)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market funds.

3 Cash Equivalents includes investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 See Statements of Assets and Liabilities.

Portfolio of Investments

September 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--98.8%
		Consumer Discretionary--14.7%
1,061,400		Gannett Co., Inc.	$73,056,162
1,872,500		Gap (The), Inc.	32,637,675
1,508,800	[1]	Goodyear Tire & Rubber Co.	23,522,192
371,100		Hasbro, Inc.	7,292,115
510,300		Home Depot, Inc.	19,462,842
2,584,400	[1]	Interpublic Group Cos., Inc.	30,082,416
1,847,000		Mattel, Inc.	30,807,960
1,841,500		McDonald's Corp.	61,671,835
1,632,200		News Corp., Inc.	25,445,998
2,882,100		Time Warner, Inc.	52,194,831
263,700		Walt Disney Co.	6,363,081
		TOTAL	362,537,107
		Consumer Staples--8.9%
862,500		Altria Group, Inc.	63,574,875
450,200		Coca-Cola Co.	19,444,138
811,500		SUPERVALU, Inc.	25,253,880
1,057,800		Safeway Inc.	27,079,680
802,900	[1]	Smithfield Foods, Inc.	23,830,072
2,374,300		Tyson Foods, Inc., Class A	42,856,115
421,600		UST, Inc.	17,648,176
		TOTAL	219,686,936
		Energy--11.1%
537,500		Apache Corp.	40,430,750
408,000		BP PLC, ADR	28,906,800
1,395,000		Chevron Corp.	90,298,350
1,240,400		ExxonMobil Corp.	78,815,016
274,400		Total SA, Class B, ADR	37,269,008
		TOTAL	275,719,924
Shares			Value
		COMMON STOCKS--continued
		Financials--34.5%
967,300		Ace Ltd.	$45,530,811
1,323,200		Allstate Corp.	73,159,728
922,500		American International Group, Inc.	57,158,100
1,026,700		Bank of America Corp.	43,224,070
1,330,800		Citigroup, Inc.	60,578,016
1,627,600		Freddie Mac	91,894,296
550,300		Fannie Mae	24,664,446
572,500	[2]	Hartford Financial Services Group, Inc.	44,179,825
1,416,500		J.P. Morgan Chase & Co.	48,061,845
763,100		MBIA Insurance Corp.	46,259,122
1,871,500		MBNA Corp.	46,113,760
464,900		Merrill Lynch & Co., Inc.	28,521,615
1,377,200		Morgan Stanley	74,286,168
719,700		Nationwide Financial Services, Inc., Class A	28,823,985
586,800		RenaissanceRe Holdings Ltd.	25,660,764
1,038,500		Wachovia Corp.	49,422,215
1,115,700		Wells Fargo & Co.	65,346,549
		TOTAL	852,885,315
		Healthcare--7.3%
859,700		Abbott Laboratories	36,451,280
542,000		AmerisourceBergen Corp.	41,896,600
306,600		Baxter International, Inc.	12,224,142
261,800	[1]	Boston Scientific Corp.	6,118,266
379,300		HCA, Inc.	18,176,056
200,700		Johnson & Johnson	12,700,296
540,400	[2]	McKesson HBOC, Inc.	25,641,980
1,114,400		Pfizer, Inc.	27,826,568
		TOTAL	181,035,188
Shares			Value
		COMMON STOCKS--continued
		Industrials--7.2%
101,400		Deere & Co.	$6,205,680
694,500		Eaton Corp.	44,135,475
73,400		Illinois Tool Works, Inc.	6,043,022
685,220		Northrop Grumman Corp.	37,241,707
1,656,000		Tyco International Ltd.	46,119,600
519,600		United Technologies Corp.	26,936,064
369,400		Waste Management, Inc.	10,568,534
		TOTAL	177,250,082
		Information Technology--6.2%
1,361,400		Hewlett-Packard Co.	39,752,880
295,300		International Business Machines Corp.	23,688,966
1,678,800		Intel Corp.	41,382,420
1,012,500		Microsoft Corp.	26,051,625
802,800		Nokia Oyj, Class A, ADR	13,575,348
1,247,100	[1]	Unisys Corp.	8,280,744
		TOTAL	152,731,983
		Materials--1.5%
394,800		PPG Industries, Inc.	23,368,212
336,900	[2]	United States Steel Corp.	14,267,715
		TOTAL	37,635,927
		Telecommunication Services--7.4%
536,200		Alltel Corp.	34,911,982
2,097,400		SBC Communications, Inc.	50,274,678
1,091,100		Sprint Nextel Corp.	25,946,358
1,653,442		Verizon Communications	54,051,019
717,600		Vodafone Group PLC, ADR	18,636,072
		TOTAL	183,820,109
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,108,366,126)	2,443,302,571
Principal Amount			Value
		REPURCHASE AGREEMENTS--1.8%
$35,036,000		Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated 9/30/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity to 9/1/2035 for $1,500,487,500 on 10/3/2005. The market value of the underlying security at the end of the period was $1,530,000,001	$35,036,000
9,338,000		Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated 9/30/2005 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/25/2035 for $1,500,487,500 on 10/3/2005. The market value of the underlying securities at the end of the period was $1,538,425,316 (held as collateral for securities lending)	9,338,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	44,374,000
		TOTAL INVESTMENTS--100.6% (IDENTIFIED COST $2,152,740,126) [3]	2,487,676,571
		OTHER ASSETS AND LIABILITIES - NET--(0.6)%	(14,011,688)
		TOTAL NET ASSETS--100%	$2,473,664,883

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $2,152,740,126.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2005 (unaudited)

Assets:
Total investments in securities, at value including $9,181,335 of securities loaned (identified cost $2,152,740,126)		$2,487,676,571
Cash		409
Income receivable		3,329,813
Receivable for investments sold		8,614,946
Receivable for shares sold		829,322
TOTAL ASSETS		2,500,451,061
Liabilities:
Payable for investments purchased	$10,763,737
Payable for shares redeemed	4,588,780
Payable for distribution services fee (Note 5)	514,348
Payable for shareholder services fee (Note 5)	506,919
Payable for collateral due to broker	9,338,000
Accrued expenses	1,074,394
TOTAL LIABILITIES		26,786,178
Net assets for 97,510,660 shares outstanding		$2,473,664,883
Net Assets Consist of:
Paid-in capital		$1,932,643,671
Net unrealized appreciation of investments		334,936,445
Accumulated net realized gain on investments		203,099,532
Undistributed net investment income		2,985,235
TOTAL NET ASSETS		$2,473,664,883

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,576,188,432 ÷ 62,180,933 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$25.35
Offering price per share (100/94.50 of $25.35) [1]	$26.83
Redemption proceeds per share	$25.35
Class B Shares:
Net asset value per share ($692,720,913 ÷ 27,261,379 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$25.41
Offering price per share	$25.41
Redemption proceeds per share (94.50/100 of $25.41) [1]	$24.01
Class C Shares:
Net asset value per share ($118,653,627 ÷ 4,667,787 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$25.42
Offering price per share (100/99.00 of $25.42) [1]	$25.68
Redemption proceeds per share (99.00/100 of $25.42) [1]	$25.17
Class F Shares:
Net asset value per share ($63,278,245 ÷ 2,500,200 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$25.31
Offering price per share (100/99.00 of $25.31) [1]	$25.57
Redemption proceeds per share (99.00/100 of $25.31) [1]	$25.06
Class K Shares:
Net asset value per share ($22,823,666 ÷ 900,361 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$25.35
Offering price per share	$25.35
Redemption proceeds per share	$25.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $116,429)			$26,275,159
Interest (including income on securities loaned of $18,204)			1,035,387
TOTAL INCOME			27,310,546
Expenses:
Investment adviser fee		$8,264,098
Administrative personnel and services fee		1,023,074
Custodian fees		55,913
Transfer and dividend disbursing agent fees and expenses--Class A Shares		1,184,043
Transfer and dividend disbursing agent fees and expenses--Class B Shares		647,538
Transfer and dividend disbursing agent fees and expenses--Class C Shares		96,990
Transfer and dividend disbursing agent fees and expenses--Class F Shares		44,419
Transfer and dividend disbursing agent fees and expenses--Class K Shares		38,176
Directors'/Trustees' fees		16,526
Auditing fees		9,044
Legal fees		6,270
Portfolio accounting fees		106,708
Distribution services fee--Class B Shares (Note 5)		2,804,124
Distribution services fee--Class C Shares (Note 5)		451,634
Distribution services fee--Class K Shares (Note 5)		53,259
Shareholder services fee--Class A Shares (Note 5)		1,980,492
Shareholder services fee--Class B Shares (Note 5)		934,708
Shareholder services fee--Class C Shares (Note 5)		150,063
Shareholder services fee--Class F Shares (Note 5)		80,899
Share registration costs		59,618
Printing and postage		111,856
Insurance premiums		12,876
Taxes		97,326
Miscellaneous		13,834
TOTAL EXPENSES		18,243,488
Waiver and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(49,199)
Fees paid indirectly from directed brokerage arrangements	(305,222)
TOTAL WAIVER AND EXPENSE REDUCTION		(354,421)
Net expenses			17,889,067
Net investment income			9,421,479
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			98,141,386
Net change in unrealized appreciation of investments			(6,418,249)
Net realized and unrealized gain on investments			91,723,137
Change in net assets resulting from operations			$101,144,616

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2005	Year Ended 3/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,421,479	$21,486,955
Net realized gain on investments	98,141,386	290,610,091
Net increase due to reimbursement from adviser (Note 5)	--	1,189,853
Net change in unrealized appreciation/depreciation of investments	(6,418,249)	(188,238,838)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	101,144,616	125,048,061
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,392,174)	(22,305,803)
Class B Shares	(898,923)	(5,509,305)
Class C Shares	(166,655)	(798,402)
Class F Shares	(345,153)	(972,221)
Class K Shares	(66,258)	(111,854)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,869,163)	(29,697,585)
Share Transactions:
Proceeds from sale of shares	141,371,528	311,509,349
Net asset value of shares issued to shareholders in payment of distributions declared	8,840,914	26,445,459
Cost of shares redeemed	(348,959,229)	(607,828,882)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(198,746,787)	(269,874,074)
Change in net assets	(107,471,334)	(174,523,598)
Net Assets:
Beginning of period	2,581,136,217	2,755,659,815
End of period (including undistributed net investment income of $2,985,235 and $3,432,919, respectively)	$2,473,664,883	$2,581,136,217

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2005 (unaudited)

1. ORGANIZATION

Federated American Leaders Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek growth of capital and income by concentrating the area of investment decision in the securities of high-quality companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$9,181,335	$9,338,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 9/30/2005		Year Ended 3/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,234,276	$105,608,749	9,184,317	$217,635,286
Shares issued to shareholders in payment of distributions declared	300,022	7,539,293	825,669	19,887,469
Shares redeemed	(6,844,213)	(171,348,342)	(11,830,686)	(280,128,187)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,309,915)	$(58,200,300)	(1,820,700)	$(42,605,432)

Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	676,656	$16,854,395	2,216,012	$52,369,796
Shares issued to shareholders in payment of distributions declared	32,539	818,901	207,094	5,036,190
Shares redeemed	(6,001,201)	(149,988,573)	(11,862,061)	(281,082,574)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,292,006)	$(132,315,277)	(9,438,955)	$(223,676,588)

Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	473,259	$11,802,695	949,085	$22,640,939
Shares issued to shareholders in payment of distributions declared	5,324	134,140	25,716	626,487
Shares redeemed	(747,247)	(18,693,484)	(1,405,331)	(33,311,283)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(268,664)	$(6,756,649)	(430,530)	$(10,043,857)

Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	43,255	$1,064,701	126,736	$2,984,893
Shares issued to shareholders in payment of distributions declared	11,254	282,327	32,603	783,632
Shares redeemed	(271,592)	(6,747,918)	(498,634)	(11,820,343)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(217,083)	$(5,400,890)	(339,295)	$(8,051,818)

Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	244,664	$6,040,988	666,133	$15,878,435
Shares issued to shareholders in payment of distributions declared	2,636	66,253	4,554	111,681
Shares redeemed	(86,604)	(2,180,912)	(61,810)	(1,486,495)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	160,696	$3,926,329	608,877	$14,503,621
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,926,972)	$(198,746,787)	(11,420,603)	$(269,874,074)

4. FEDERAL TAX INFORMATION

At September 30, 2005, the cost of investments for federal tax purposes was $2,152,740,126. The net unrealized appreciation of investments for federal tax purposes was $334,936,445. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $395,363,134 and net unrealized depreciation from investments for those securities having an excess of cost over value of $60,426,689.

The Fund used capital loss carryforwards of $184,307,372 to offset taxable capital gains realized during the year ended March 31, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended September 30, 2005, FSC retained $27,173 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2005, FSC retained $112,857 in sales charges from the sale of Class A Shares, $34 from the sale of Class C Shares and $19 from the sale of Class F Shares. FSC also retained $64 of contingent deferred sales charges relating to redemptions of Class A Shares, $2,401 relating to redemptions of Class C Shares and $602 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial institutions may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended September 30, 2005, FSSC did not voluntarily waive any of its fee. For the six months ended September 30, 2005, FSSC retained $388,669 of fees paid by the Fund. For the six months ended September 30, 2005, the Fund's Class K Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended September 30, 2005, the Fund's expenses were reduced by $305,222 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Directors of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $1,203,576. Of this amount, $13,723 relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements; and $1,189,853 relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2005 were as follows:

Purchases	$598,177,213
Sales	$734,395,504

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended March 31, 2004 and March 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended March 31, 2004 and March 31, 2005: (i) there were no disagreements with D&T on any matter of accounting or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending March 31, 2006. During the Fund's fiscal years ended March 31, 2004 and March 31, 2005 and interim period commencing April 1, 2005 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned of the subject of a disagreement (as defined in paragraph (a) (1) (IV) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
Cusip 313914509

8110101 (11/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-
                  End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated American Leaders Fund, Inc.

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer
                  (insert name and title)
Date              November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue
                  Principal Executive Officer
Date              November 22, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer
Date              November 22, 2005